Schedule of Trade Receivables (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Open accounts	[1]	₪ 34,841	₪ 14,532
Credit cards receivable		3,725	3,788
Provision for discount		(753)
Provision for doubtful debts		(894)	(913)
Trade Receivables		₪ 36,919	₪ 17,407

[1]	For additional information, please see Note 12A(2) regarding factoring.